Long-Term Debt And Lines of Credit	12 Months Ended
Dec. 31, 2017
Long-Term Debt And Lines of Credit [Abstract]
Long-Term Debt And Lines of Credit

3.    Long-Term Debt and Lines of Credit

On June 30, 2014, we replaced our existing credit agreement with the Third Amended and Restated Credit Agreement (“2014 Credit Agreement”).  Terms of the 2014 Credit Agreement consist of a five-year, $350 million revolving credit facility and a $100 million term loan.  The 2014 Credit Agreement has a floating interest rate that is generally LIBOR plus a tiered additional rate which varies based on our current leverage ratio.  For December 31, 2017 and 2016, respectively, the interest rate is LIBOR plus113 basis points.                                              .

The debt outstanding at December 31, 2017 and 2016 consists of the following (in thousands):

	December 31,
	2017	2016
Revolver	$26,200	$25,000
Term loan	75,000	83,750
Total	101,200	108,750
Current portion of term loan	(10,000)	(8,750)
Long-term debt	$91,200	$100,000

Scheduled principal payments of the term loan are as follows:

2018	$10,000
2019	65,000
$75,000

Capitalized interest was not material for any of the periods shown.  Summarized below are the total amounts of interest paid during the years ended December 31 (in thousands):

2017	$3,626
2016	3,047
2015	2,988

The 2014 Credit Agreement contains the following quarterly financial covenants:

Description	Requirement	Chemed

Leverage Ratio (Consolidated Indebtedness/Consolidated Adj. EBITDA)	< 3.50 to 1.00	0.62 to 1.00

Fixed Charge Coverage Ratio (Consolidated Free Cash Flow/Consolidated
Fixed Charges)	> 1.50 to 1.00	2.10 to 1.00

Annual Operating Lease Commitment	< $50.0 million	$23.5 million

We are in compliance with all debt covenants as of December 31, 2017. We have issued $35.8 million in standby letters of credit as of December 31, 2017 for insurance purposes.  Issued letters of credit reduce our available credit under the 2014 Credit Agreement.  As of December 31, 2017, we have approximately $288.0 million of unused lines of credit available and eligible to be drawn down under our revolving credit facility.